Weighted-Average Asset Allocation of Said Plan Assets for Pension Benefits (Detail) - Pension	Mar. 31, 2020
Funds managed by trust
Weighted-average asset allocation	100.00%
Government Securities
Funds managed by trust
Weighted-average asset allocation	20.80%
Debenture and bonds
Funds managed by trust
Weighted-average asset allocation	17.10%
Other
Funds managed by trust
Weighted-average asset allocation	62.10%